Condensed Financial Information of the Parent Company - Schedule of Condensed Balance Sheets (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Prepayments and other current assets	$ 122,242	$ 242,523
Total current assets	363,680	555,714
Total assets	493,297	684,961
Current liabilities:
Series A convertible preferred shares forward purchase liabilities	40,344
Non-current liabilities:
Refund from depository bank - non-current	516	598
Total liabilities	145,110	77,295
Shareholders' equity:
Treasury stocks	(57,055)	(57,055)
Additional paid-in capital	653,860	492,220
Statutory reserves	14,892	14,892
Accumulated other comprehensive loss	(43,879)	(36,913)
Retained earnings (accumulated deficit)	(219,631)	194,522
Total shareholders' equity	348,187	607,666	$ 542,482	$ 66,295
Total liabilities and shareholders' equity	493,297	684,961
Parent Company
Current assets:
Cash	6,902	5,682
Prepayments and other current assets	644	180
Total current assets	7,546	5,862
Investments in and receivables from subsidiaries	382,605	602,798
Total assets	390,151	608,660
Current liabilities:
Series A convertible preferred shares forward purchase liabilities	40,344
Refund from depository bank - current	580	316
Other payable	524	80
Non-current liabilities:
Refund from depository bank - non-current	516	598
Total liabilities	41,964	994
Shareholders' equity:
Treasury stocks	(57,055)	(57,055)
Additional paid-in capital	653,860	492,220
Statutory reserves	14,892	14,892
Accumulated other comprehensive loss	(43,879)	(36,913)
Retained earnings (accumulated deficit)	(219,631)	194,522
Total shareholders' equity	348,187	607,666
Total liabilities and shareholders' equity	$ 390,149	$ 608,660